UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Capital World Growth and Income Fund

[photo of the bow of a ship in icy waters]

Semi-annual report for the six months ended May 31, 2009

Capital World Growth and Income FundSM seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	−30.93%	3.45%	5.83%

The total annual fund operating expense ratio was 0.80% for Class A shares for the 12 months ended June 30, 2009. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 28 to 33 and the Expense Example on pages 34 and 35, which are annualized for the six-month period ended May 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 28 to 33 for details.

The fund’s 30-day yield for Class A shares as of June 30, 2009, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.92%.

Results for other share classes can be found on page 6.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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The first half of the current fiscal year delivered a welcome transition in investor attitudes. Volatility remained high following the severe downturns of 2008, yet there were also signs of stabilizing economic and market conditions, which enticed investors back into global stocks.

Reflecting these improving conditions, Capital World Growth and Income Fund recorded a total return of 13.7% for the six months ended May 31, 2009. The fund’s return compared favorably to its benchmarks for the same period. The MSCI World Index, a broad measure of global developed stock markets, returned 10.7%, while the fund’s peer group as measured by the Lipper Global Funds Index returned 12.2%. Results for longer time periods are shown in the table below.

These returns include the reinvestment of any dividends paid. For the six months, Capital World Growth and Income Fund paid dividends totaling 45 cents a share, including a special dividend of 15 cents a share paid in December 2008. Fund dividends represent an income return of approximately 1.8% for our shareholders.

[Begin Sidebar]
Results at a glance

For periods ended May 31, 2009, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 3/26/93)

Capital World Growth and
Income Fund (Class A shares)	−32.12%	5.19%	6.94%	10.71%

MSCI World Index*	−34.38	1.07	0.13	5.96

Lipper Global Funds Index†	−31.95	1.62	1.57	6.03

*The MSCI World Index is weighted by market capitalization and is designed to measure global developed-market equity results. The index consists of 23 developed-country indexes, including the United States. The index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect the effect of sales charges, commissions, expenses or taxes.

† Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and that may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.

[End Sidebar]

A look at global markets

The current fiscal year began December 1, 2008, on the heels of some of the largest stock (and bond) market declines in recent history. At the same time, the global economy slumped into a recession, with most developed countries and many developing countries recording sharp declines in economic activity.

Grave uncertainties about the depth and breadth of the financial crises that precipitated the downturns made for volatile markets during the first few months of the reporting period. By early March, the U.S. stock market and most other major markets had reached new multi-year lows. Yet in the midst of that turmoil and gloomy sentiment, prices began to recover. Steady gains from early March through the end of May led to positive results for the reporting period.

In the United States, the rebound in stock prices coincided with far-reaching efforts by the federal government to bolster financial institutions, intervene in the troubled mortgage market and stimulate growth, where possible. At the same time, select measures of economic activity suggested that the economy was beginning to stabilize, albeit at lower levels. With many stocks trading at their lowest levels in years, investors showed renewed interest in the market. For the reporting period, U.S. stocks rose 4.8%* and represented about 22% of portfolio holdings.

*Country returns are based on MSCI indexes, expressed in U.S. dollars (except where noted), and assume the reinvestment of dividends.

Conditions in Europe echoed those in the United States. Hard-hit countries, such as the United Kingdom, Ireland and Germany, saw dramatic interventions by their governments to reinforce or salvage impaired financial institutions and to ease the recession’s momentum. Central banks responded by lowering interest rates. Here, too, stock markets began to rebound in early March. Returns for the period were largely positive and varied considerably, from the low/mid single digits (France up 4.5%, Germany 5.3%, Italy 2.8% and the U.K. 5.9%) to strong double digits (Norway up 33.2%, Belgium 22.6%, Sweden 26.9% and Austria 20.1%) when measured in local currencies. For U.S. investors, however, these returns were increased even further by a strengthening of European currencies against the U.S. dollar.

For developed countries elsewhere, market trends were similar to those in Europe. Returns, while positive, varied depending on the country’s exposure to the global financial crisis and the inherent strengths of its economy. In most cases, returns benefited the fund because of a strengthening of local currencies against the U.S. dollar. Countries with a significant presence in the fund’s portfolio included Japan (up 9.1%), Hong Kong (42.6%) and Australia (28.1%).

[Begin Sidebar]
Where the fund’s assets were invested

[begin pie chart]
Percent of net assets by region as of May 31, 2009

The Americas	26.1%
Asia/Pacific	16.2%
Bonds, short-term securities & other assets less liabilities	12.7%
Europe	44.4%
Other	0.6%
[end pie chart]

	Capital World Growth and Income Fund	MSCI World Index*

Europe	44.4%	30.9%
France	10.0	5.0
Germany	8.0	3.8
United Kingdom	6.5	9.9
Switzerland	5.3	3.6
Spain	3.9	2.0
Sweden	2.0	1.1
Finland	1.5	.6
Netherlands	1.3	1.1
Italy	1.2	1.7
Belgium	1.0	.5
Russia	.8	—
Greece	.8	.3
Austria	.6	.2
Ireland	.5	.1
Other Europe	1.0	1.0

The Americas	26.1	53.0
United States	21.6	48.1
Brazil	2.7	—
Mexico	1.3	—
Canada	.5	4.9

Asia/Pacific	16.2	16.1
Taiwan	3.6	—
Australia	2.9	3.2
Japan	2.9	11.1
Hong Kong	2.4	1.2
Singapore	1.8	.6
China	1.3	—
Philippines	.5	—
Other Asia/Pacific	.8	—

Other	.6	—

Bonds, short-term securities &
other assets less liabilities	12.7	—

*The MSCI World Index is weighted by market capitalization.
[End Sidebar]

Developing countries typically have a much smaller presence in the portfolio. Yet returns for many of these markets exceeded those of developed countries, as the pace of investor confidence accelerated. Developing markets with a presence in the portfolio included Brazil (up 68.2%), China (46.0%) and Taiwan (53.8%). The fund’s relative exposure to country markets can be seen in the table on page 3.

A look at the portfolio

Country returns form the backdrop for our investment results and influence the direction of returns. But the fund’s absolute return and relative results depend significantly on individual company holdings and portfolio weightings in specific sectors of the market.

As with countries, sector returns varied considerably. For the period, the best returns were accorded to the materials, information technology and consumer discretionary sectors. The portfolio’s significant weightings in the latter two sectors supported our results. A breakdown of the portfolio by market sectors can be found on page 7.

More often, individual stock selection has had a greater influence on returns, especially for cumulative long-term results and comparisons to our benchmarks. Though careful selection seemed to matter little when markets plunged uniformly last autumn, it has since gained renewed importance with the recovery in global markets.

[Begin Sidebar]
Largest equity holdings
(as of May 31, 2009)
		Percent of	Six-month
Company	Country	net assets	return

Banco Santander	Spain	1.9%	31.0%
Roche	Switzerland	1.8	−3.1
France Télécom	France	1.8	−5.3
Bayer	Germany	1.7	9.5
GDF Suez	France	1.6	−2.1
RWE	Germany	1.6	−1.5
Microsoft	United States	1.6	3.3
Novartis	Switzerland	1.4	−14.6
Taiwan Semiconductor Mfg.	Taiwan	1.4	53.0
AT&T	United States	1.4	−13.2
[End Sidebar]

The list at left shows the fund’s 10 largest holdings and associated returns for the reporting period. Of these, only four posted positive returns. What then drove the fund’s better relative results? The answer lies among the many holdings with lower weightings throughout the portfolio that produced strong returns irrespective of their sector classification or country of origin. These included a handful of banks and diversified financial companies; as a sector, financials commanded the largest weighting in the portfolio. Strong returns were also provided by several energy-related businesses (energy sector) and a beverage concern (consumer staples sector).

Managing expectations

While we are certainly pleased by the recovery in stock prices this spring, we caution shareholders against setting unreasonable expectations. Governments and central banks worldwide have made enormous strides to blunt the global recession and remedy the effects of the financial crisis, yet significant challenges linger. Unemployment remains high, the housing market remains depressed and corporations continue to struggle with weaker demand for their goods and services. While many believe that the worst may be behind us, we suspect that the process of recovery will be measured and gradual and that stock prices will reflect a slower pace of improvements.

That said, we are nonetheless encouraged by the long-term prospects for the fund. Though stock prices have recovered somewhat, many companies remain attractively priced from a historical perspective. Moreover, our focus on fundamental research and our global capabilities equip us with the tools necessary to find potentially attractive investment opportunities as they emerge in this transition to recovery.

We encourage you to share our patience and perseverance as we continue investing for your future.

Cordially,

/s/ Gina H. Despres
Gina H. Despres
Vice Chairman of the Board

/s/ Stephen E. Bepler
Stephen E. Bepler
President

July 10, 2009

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2009
(the most recent calendar quarter-end):			Life
	1 year	5 years	of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	−30.78%	3.56%	4.57%
Not reflecting CDSC	−27.25	3.87	4.57

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	−27.95	3.83	5.25
Not reflecting CDSC	−27.25	3.83	5.25

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	−26.68	4.66	6.09

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	−24.26	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	−30.93	3.39	6.46
Not reflecting maximum sales charge	−26.71	4.62	7.31

Class 529-B shares[1,4] — first sold 2/21/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−30.86	3.42	6.63
Not reflecting CDSC	−27.33	3.74	6.63

Class 529-C shares[4] — first sold 2/22/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	−28.03	3.75	6.63
Not reflecting CDSC	−27.33	3.75	6.63

Class 529-E shares[2,4] — first sold 3/4/02	−26.93	4.28	6.54

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	−26.58	4.77	9.65

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results are cumulative total returns; they are not annualized.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 28 to 33 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, May 31, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	Percent
of net
assets
Financials	13.27%
Telecommunication services	11.19
Consumer discretionary	9.03
Health care	8.90
Information technology	8.01
Other industries	36.43
Convertible securities & preferred stocks	.47
Bonds & notes	.84
Short-term securities & other assets less liabilities	11.86
[end pie chart]

Country diversification	(percent of net assets)

Euro zone*	28.9%
United States	21.6
United Kingdom	6.5
Switzerland	5.3
Taiwan	3.6
Australia	2.9
Japan	2.9
Brazil	2.7
Hong Kong	2.4
Other countries	10.5
Bonds, short-term securities & other assets less liabilities	12.7

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands and Spain.

		Value	Percent of
Common stocks - 86.82%	Shares	(000)	net assets

Financials - 13.27%
Banco Santander, SA (1)	119,792,431	$1,289,608	1.89%
HSBC Holdings PLC (United Kingdom) (1)	59,097,339	539,013
HSBC Holdings PLC (Hong Kong) (1)	36,451,400	327,699	1.27
Banco Bradesco SA, preferred nominative	35,494,418	547,040	.80
BNP Paribas SA (1)	7,420,625	515,142	.76
Société Générale (1)	8,753,070	510,474	.75
Prudential PLC (1)	62,677,030	436,871	.64
AXA SA (1)	21,230,014	396,970	.58
Wells Fargo & Co.	15,000,000	382,500	.56
QBE Insurance Group Ltd. (1)	23,912,889	373,951	.55
Other securities		3,728,777	5.47
		9,048,045	13.27

Telecommunication services - 11.19%
France Télécom SA (1)	49,131,204	1,199,539	1.76
AT&T Inc.	37,771,080	936,345	1.37
América Móvil, SAB de CV, Series L (ADR)	17,725,500	679,418	1.00
Telefónica, SA (1)	31,150,000	671,889	.99
Verizon Communications Inc.	20,591,400	602,504	.88
Singapore Telecommunications Ltd. (1)	185,204,810	387,440	.57
Other securities		3,148,739	4.62
		7,625,874	11.19

Consumer discretionary - 9.03%
Cie. Générale des Établissements Michelin, Class B (1)	8,240,099	500,416	.73
OPAP SA (1)	14,822,910	457,300	.67
Daimler AG (1)	12,102,500	443,207	.65
Industria de Diseño Textil, SA (1)	9,807,876	441,989	.65
Vivendi SA (1)	14,965,100	394,496	.58
Other securities		3,917,463	5.75
		6,154,871	9.03

Health care - 8.90%
Roche Holding AG (1)	9,004,516	1,227,735	1.80
Bayer AG, non-registered shares (1)	20,319,000	1,155,279	1.69
Novartis AG (1)	24,660,000	985,107	1.45
Merck & Co., Inc.	21,684,400	598,056	.88
Other securities		2,101,025	3.08
		6,067,202	8.90

Information technology - 8.01%
Microsoft Corp.	51,720,000	1,080,431	1.58
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	380,482,749	713,529
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,930,929	239,924	1.40
Mediatek Incorporation (1)	46,957,100	583,038	.86
Canon, Inc. (1)	11,545,000	382,374	.56
Other securities		2,459,979	3.61
		5,459,275	8.01

Utilities - 7.83%
GDF Suez (1)	28,418,870	1,118,713	1.64
RWE AG (1)	13,349,721	1,108,525	1.63
Fortum Oyj (1)	22,138,000	543,102	.80
E.ON AG (1)	14,013,142	494,731	.72
Public Service Enterprise Group Inc.	13,718,000	437,193	.64
Other securities		1,637,012	2.40
		5,339,276	7.83

Industrials - 7.32%
AB Volvo, Class B (1)	86,870,700	558,890	.82
Siemens AG (1)	6,784,992	494,831	.73
United Parcel Service, Inc., Class B	7,610,100	389,181	.57
Other securities		3,548,477	5.20
		4,991,379	7.32

Consumer staples - 7.01%
Philip Morris International Inc.	19,808,086	844,617	1.24
Coca-Cola Co.	12,783,000	628,412	.92
Nestlé SA (1)	10,407,462	377,873	.55
Other securities		2,930,957	4.30
		4,781,859	7.01

Energy - 6.57%
Royal Dutch Shell PLC, Class B (1)	13,988,849	379,899
Royal Dutch Shell PLC, Class A (1)	7,850,000	210,540
Royal Dutch Shell PLC, Class A (ADR)	3,754,000	202,378
Royal Dutch Shell PLC, Class B (ADR)	689,599	37,638	1.22
Woodside Petroleum Ltd. (1)	16,636,018	579,537	.85
Eni SpA (1)	23,038,000	556,870	.82
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	11,513,400	402,624	.59
Other securities		2,107,515	3.09
		4,477,001	6.57

Materials - 3.58%
Linde AG (1)	5,619,800	468,757	.69
Other securities		1,969,854	2.89
		2,438,611	3.58

Miscellaneous - 4.11%
Other common stocks in initial period of acquisition		2,799,689	4.11

Total common stocks (cost: $65,098,216,000)		59,183,082	86.82

Preferred stocks - 0.19%

Financials - 0.19%
Other securities		128,074	.19

Total preferred stocks (cost: $104,462,000)		128,074	.19

Rights - 0.01%

Other - 0.01%
Other securities		5,181	.01

Total rights (cost: $16,018,000)		5,181	.01

Convertible securities - 0.28%

Other - 0.28%
Other securities		192,565	.28

Total convertible securities (cost: $309,294,000)		192,565	.28

Bonds & notes - 0.84%

Other - 0.84%
Other securities		574,553	.84

Total bonds & notes (cost: $540,391,000)		574,553	.84

	Principal amount
Short-term securities - 10.23%	(000)

Freddie Mac 0.16%-1.00% due 6/15/2009-2/5/2010	$1,505,841	1,504,392	2.21
U.S. Treasury Bills 0.17%-0.67% due 6/11-11/19/2009	1,429,720	1,429,043	2.09
Federal Home Loan Bank 0.17%-0.98% due 6/10/2009-2/1/2010	927,800	926,878	1.36
Fannie Mae 0.15%-0.70% due 6/2-11/16/2009	729,890	729,479	1.07
Shell International Finance BV 0.40% due 6/24/2009 (2)	25,000	24,996	.04
Other securities		2,360,313	3.46

Total short-term securities (cost: $6,972,613,000)		6,975,101	10.23

Total investment securities (cost: $73,040,994,000)		67,058,556	98.37

Other assets less liabilities		1,113,404	1.63

Net assets		$68,171,960	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $28,174,000, which represented .04% of the net assets of the fund ) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio.  Further details on these holdings and related transactions during the six months ended May 31, 2009, appear below.

						Value
					Dividend	of affiliates
	Beginning			Ending	income	at 5/31/09
	shares	Additions	Reductions	shares	(000)	(000)

Air France (1) (3)	14,268,220	661,000	-	14,929,220	$-	$238,050
ComfortDelGro Corp. Ltd. (1)	135,100,000	-	-	135,100,000	2,190	121,223
Kesa Electricals PLC (1)	26,593,098	-	-	26,593,098	654	52,086
James Hardie Industries NV (1) (4)	23,384,347	-	5,117,298	18,267,049	-	-
					$2,844	$411,359

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $40,744,450,000, which represented 59.77% of the net assets of the fund. This amount includes $40,506,066,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $877,621,000, which represented 1.29% of the net assets of the fund.

(3) This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2008; it was not publicly disclosed.
(4) Unaffiliated issuer at 5/31/2009.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at May 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $72,459,135)	$66,647,197
Affiliated issuers (cost: $581,859)	411,359	$67,058,556
Cash denominated in currencies other than U.S. dollars
(cost: $23,895)		23,799
Cash		105
Receivables for:
Sales of investments	1,011,436
Sales of fund's shares	192,564
Dividends and interest	364,789
Other assets	3,120	1,571,909
		68,654,369

Liabilities:
Payables for:
Purchases of investments	211,420
Repurchases of fund's shares	199,068
Investment advisory services	21,086
Services provided by affiliates	47,483
Directors' deferred compensation	1,127
Other	2,225	482,409
Net assets at May 31, 2009		$68,171,960

Net assets consist of:
Capital paid in on shares of capital stock		$87,652,836
Undistributed net investment income		1,123,964
Accumulated net realized loss		(14,634,591)
Net unrealized depreciation		(5,970,249)
Net assets at May 31, 2009		$68,171,960

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 4,000,000 shares, $.01 par value (2,397,345 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$47,858,247	1,680,421	$28.48
Class B	2,672,550	94,420	28.30
Class C	5,476,910	194,179	28.21
Class F-1	3,671,401	129,116	28.43
Class F-2	270,857	9,508	28.49
Class 529-A	1,429,385	50,299	28.42
Class 529-B	159,518	5,635	28.31
Class 529-C	392,869	13,882	28.30
Class 529-E	63,954	2,254	28.38
Class 529-F-1	37,731	1,327	28.44
Class R-1	162,369	5,745	28.26
Class R-2	1,018,076	36,109	28.19
Class R-3	1,720,990	60,740	28.33
Class R-4	1,410,865	49,622	28.43
Class R-5	1,531,572	53,745	28.50
Class R-6	294,666	10,343	28.49

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $30.22 and $30.15, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $145,810; also includes $2,844 from affiliates)	$1,385,136
Interest	66,004	$1,451,140

Fees and expenses*:
Investment advisory services	116,394
Distribution services	100,548
Transfer agent services	44,510
Administrative services	15,298
Reports to shareholders	3,339
Registration statement and prospectus	1,819
Directors' compensation	293
Auditing and legal	73
Custodian	5,354
State and local taxes	999
Other	2,817
Total fees and expenses before waiver	291,444
Less investment advisory services waiver	2,084
Total fees and expenses after waiver		289,360
Net investment income		1,161,780

Net realized loss and unrealized appreciation on investments and currency:
Net realized (loss) gain on:
Investments (including $12,058 loss from affiliates)	(10,042,503)
Currency transactions	21,248	(10,021,255)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $794)	16,650,880
Currency translations	18,564	16,669,444
Net realized loss and unrealized appreciation on investments and currency		6,648,189
Net increase in net assets resulting from operations		$7,809,969

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended May 31,	November 30,
	2009*	2008
Operations:
Net investment income	$1,161,780	$3,193,207
Net realized loss on investments and currency transactions	(10,021,255)	(4,734,532)
Net unrealized appreciation (depreciation) on investments and currency transactions	16,669,444	(47,634,984)
Net increase (decrease) in net assets resulting from operations	7,809,969	(49,176,309)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,079,529)	(2,918,988)
Distributions from net realized gain on investments	-	(7,845,316)
Total dividends and distributions paid to shareholders	(1,079,529)	(10,764,304)

Net capital share transactions	(3,094,885)	11,167,361

Total increase (decrease) in net assets	3,635,555	(48,773,252)

Net assets:
Beginning of period	64,536,405	113,309,657
End of period (including undistributed
net investment income: $1,123,964 and $1,041,713, respectively)	$68,171,960	$64,536,405

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5, and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2002.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,050,628
Post-October currency loss deferrals (realized during the period November 1, 2008, through November 30, 2008)†	(8,158)
Capital loss carryforward expiring in 2016*	(2,728,750)
Post-October capital loss deferrals (realized during the period November 1, 2008, through November 30, 2008)†	(1,854,069)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†These deferrals are considered incurred in the subsequent year.

As of May 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,220,747
Gross unrealized depreciation on investment securities	(11,283,854)
Net unrealized depreciation on investment securities	(6,063,107)
Cost of investment securities	73,121,663

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2009			Year ended November 30, 2008
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$790,172	$-	$790,172	$2,322,238	$5,599,974	$7,922,212
Class B	35,271	-	35,271	97,747	321,740	419,487
Class C	72,634	-	72,634	205,388	677,948	883,336
Class F-1	62,303	-	62,303	189,626	436,957	626,583
Class F-2*	3,356	-	3,356	429	-	429
Class 529-A	21,979	-	21,979	53,323	122,145	175,468
Class 529-B	1,931	-	1,931	4,497	14,634	19,131
Class 529-C	4,691	-	4,691	10,913	34,438	45,351
Class 529-E	897	-	897	2,148	5,602	7,750
Class 529-F-1	596	-	596	1,396	2,907	4,303
Class R-1	1,869	-	1,869	3,840	10,685	14,525
Class R-2	11,683	-	11,683	27,134	85,402	112,536
Class R-3	23,454	-	23,454	52,031	129,495	181,526
Class R-4	21,043	-	21,043	47,281	104,313	151,594
Class R-5	27,650	-	27,650	65,469	134,604	200,073
Class R-6†	-	-	-	-	-	-
Total	$1,079,529	$-	$1,079,529	$3,083,460	$7,680,844	$10,764,304

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended May 31, 2009, total investment advisory services fees waived by CRMC were $2,084,000. As a result, the fee shown on the accompanying financial statements of $116,394,000, which was equivalent to an annualized rate of 0.381%, was reduced to $114,310,000, or 0.374% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5, and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended May 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$46,730	$42,085	Not applicable	Not applicable	Not applicable
Class B	12,186	2,425	Not applicable	Not applicable	Not applicable
Class C	24,982	Included in administrative services	$3,751	$836	Not applicable
Class F-1	4,049		2,353	293	Not applicable
Class F-2	Not applicable		125	12	Not applicable
Class 529-A	1,149		802	148	$616
Class 529-B	696		91	33	70
Class 529-C	1,682		220	68	169
Class 529-E	137		36	6	27
Class 529-F-1	-		21	4	16
Class R-1	665		80	30	Not applicable
Class R-2	3,214		643	1,677	Not applicable
Class R-3	3,593		1,080	485	Not applicable
Class R-4	1,465		860	30	Not applicable
Class R-5	Not applicable		689	15	Not applicable
Class R-6	Not applicable		12	-*	Not applicable
Total	$100,548	$44,510	$10,763	$3,637	$898
*Class R-6 was offered beginning May 1, 2009.
†Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $293,000, shown on the accompanying financial statements, includes $306,000 in current fees (either paid in cash or deferred) and a net decrease of $13,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$18,631,583
Level 2 – Other significant observable inputs	48,426,973	(*)
Level 3 – Significant unobservable inputs	-
Total	$67,058,556

(*)Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $40,506,066,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended May 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 12/1/2008	$-
Net purchases	63,750
Net unrealized depreciation†	(38,740)
Net transfers out of Level 3	(25,010)
Ending value at 5/31/2009	$-

†Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2009
Class A	$2,776,133	110,593	$754,875	29,642	$(6,395,449)	(264,355)	$(2,864,441)	(124,120)
Class B	101,268	4,122	34,148	1,339	(326,173)	(13,565)	(190,757)	(8,104)
Class C	306,977	12,332	68,812	2,709	(835,127)	(34,924)	(459,338)	(19,883)
Class F-1	513,988	20,643	54,781	2,151	(922,790)	(38,114)	(354,021)	(15,320)
Class F-2	156,641	6,275	2,904	115	(44,485)	(1,856)	115,060	4,534
Class 529-A	110,839	4,462	21,969	866	(85,586)	(3,555)	47,222	1,773
Class 529-B	8,919	365	1,931	76	(8,588)	(357)	2,262	84
Class 529-C	36,796	1,486	4,685	184	(30,608)	(1,272)	10,873	398
Class 529-E	6,069	246	896	35	(4,507)	(189)	2,458	92
Class 529-F-1	4,858	195	603	24	(2,933)	(123)	2,528	96
Class R-1	33,678	1,353	1,851	73	(13,890)	(579)	21,639	847
Class R-2	186,809	7,621	11,669	461	(123,076)	(5,085)	75,402	2,997
Class R-3	316,575	12,790	23,382	924	(195,136)	(8,028)	144,821	5,686
Class R-4	282,518	11,332	21,032	830	(198,722)	(8,058)	104,828	4,104
Class R-5	374,423	14,454	26,184	1,034	(423,480)	(16,583)	(22,873)	(1,095)
Class R-6[2]	269,690	10,351	-	-	(238)	(8)	269,452	10,343
Total net increase
(decrease)	$5,486,181	218,620	$1,029,722	40,463	$(9,610,788)	(396,651)	$(3,094,885)	(137,568)

Year ended November 30, 2008
Class A	$11,961,360	302,293	$7,623,707	181,028	$(13,282,179)	(385,998)	$6,302,888	97,323
Class B	635,434	16,074	404,754	9,600	(742,987)	(21,168)	297,201	4,506
Class C	1,777,688	44,751	843,376	20,069	(1,950,929)	(56,716)	670,135	8,104
Class F-1	2,378,035	60,886	561,629	13,367	(2,130,959)	(61,949)	808,705	12,304
Class F-2[3]	171,088	5,477	354	10	(14,535)	(513)	156,907	4,974
Class 529-A	452,384	11,541	175,445	4,183	(147,382)	(4,159)	480,447	11,565
Class 529-B	42,218	1,084	19,129	454	(15,041)	(427)	46,306	1,111
Class 529-C	141,424	3,604	45,344	1,077	(57,059)	(1,607)	129,709	3,074
Class 529-E	19,139	497	7,749	185	(8,107)	(224)	18,781	458
Class 529-F-1	16,196	413	4,303	103	(6,204)	(169)	14,295	347
Class R-1	97,956	2,549	14,333	342	(41,763)	(1,174)	70,526	1,717
Class R-2	500,171	13,071	112,394	2,679	(314,287)	(8,533)	298,278	7,217
Class R-3	968,403	25,368	180,882	4,318	(514,400)	(13,973)	634,885	15,713
Class R-4	884,814	22,799	151,547	3,617	(442,681)	(12,024)	593,680	14,392
Class R-5	920,198	23,297	192,108	4,581	(467,688)	(12,572)	644,618	15,306
Total net increase
(decrease)	$20,966,508	533,704	$10,337,054	245,613	$(20,136,201)	(581,206)	$11,167,361	198,111

[1]Includes exchanges between share classes of the fund.
[2]Class R-6 was offered beginning May 1, 2009.
[3]Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,892,179,000 and $13,522,906,000, respectively, during the six months ended May 31, 2009.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3)(5)

Class A:	Six months ended 5/31/2009(6)	$25.50	$.49	$2.94	$3.43	$(.45)	$-	$(.45)	$28.48	13.67%	$47,858	.84	%(7)	.83	%(7)	3.91	%(7)
	Year ended 11/30/2008	48.56	1.27	(19.81)	(18.54)	(1.18)	(3.34)	(4.52)	25.50	(41.75)	46,011	.75		.71		3.28
	Year ended 11/30/2007	42.82	1.24	7.40	8.64	(1.10)	(1.80)	(2.90)	48.56	21.23	82,899	.73		.69		2.75
	Year ended 11/30/2006	36.99	.96	7.26	8.22	(.95)	(1.44)	(2.39)	42.82	23.38	60,265	.73		.69		2.44
	Year ended 11/30/2005	33.80	.84	3.95	4.79	(.80)	(.80)	(1.60)	36.99	14.78	39,841	.76		.73		2.41
	Year ended 11/30/2004	28.62	.70	5.50	6.20	(.73)	(.29)	(1.02)	33.80	22.21	25,137	.77		.77		2.28

Class B:	Six months ended 5/31/2009(6)	25.34	.38	2.93	3.31	(.35)	-	(.35)	28.30	13.27	2,673	1.63	(7)	1.62	(7)	3.11	(7)
	Year ended 11/30/2008	48.27	.96	(19.69)	(18.73)	(.86)	(3.34)	(4.20)	25.34	(42.21)	2,598	1.52		1.48		2.51
	Year ended 11/30/2007	42.58	.89	7.36	8.25	(.76)	(1.80)	(2.56)	48.27	20.29	4,731	1.50		1.46		1.98
	Year ended 11/30/2006	36.79	.64	7.24	7.88	(.65)	(1.44)	(2.09)	42.58	22.40	3,443	1.53		1.49		1.65
	Year ended 11/30/2005	33.63	.56	3.93	4.49	(.53)	(.80)	(1.33)	36.79	13.91	2,158	1.55		1.52		1.62
	Year ended 11/30/2004	28.50	.46	5.47	5.93	(.51)	(.29)	(.80)	33.63	21.25	1,265	1.55		1.55		1.52

Class C:	Six months ended 5/31/2009(6)	25.25	.38	2.93	3.31	(.35)	-	(.35)	28.21	13.27	5,477	1.61	(7)	1.61	(7)	3.11	(7)
	Year ended 11/30/2008	48.11	.95	(19.63)	(18.68)	(.84)	(3.34)	(4.18)	25.25	(42.23)	5,405	1.56		1.52		2.47
	Year ended 11/30/2007	42.46	.87	7.32	8.19	(.74)	(1.80)	(2.54)	48.11	20.22	9,910	1.55		1.51		1.94
	Year ended 11/30/2006	36.69	.62	7.22	7.84	(.63)	(1.44)	(2.07)	42.46	22.35	6,572	1.58		1.54		1.60
	Year ended 11/30/2005	33.54	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.69	13.83	3,781	1.61		1.57		1.56
	Year ended 11/30/2004	28.43	.45	5.45	5.90	(.50)	(.29)	(.79)	33.54	21.17	1,836	1.62		1.61		1.46

Class F-1:	Six months ended 5/31/2009(6)	25.46	.48	2.94	3.42	(.45)	-	(.45)	28.43	13.71	3,671	.82	(7)	.81	(7)	3.90	(7)
	Year ended 11/30/2008	48.48	1.27	(19.78)	(18.51)	(1.17)	(3.34)	(4.51)	25.46	(41.76)	3,677	.76		.72		3.30
	Year ended 11/30/2007	42.76	1.23	7.38	8.61	(1.09)	(1.80)	(2.89)	48.48	21.22	6,406	.75		.71		2.73
	Year ended 11/30/2006	36.94	.94	7.26	8.20	(.94)	(1.44)	(2.38)	42.76	23.35	4,174	.76		.72		2.41
	Year ended 11/30/2005	33.75	.81	3.95	4.76	(.77)	(.80)	(1.57)	36.94	14.72	2,445	.82		.78		2.35
	Year ended 11/30/2004	28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.09	1,243	.86		.85		2.21

Class F-2:	Six months ended 5/31/2009(6)	25.51	.57	2.90	3.47	(.49)	-	(.49)	28.49	13.83	271	.56	(7)	.56	(7)	4.58	(7)
	Period from 8/1/2008 to 11/30/2008	38.34	.23	(12.79)	(12.56)	(.27)	-	(.27)	25.51	(32.95)	127	.18		.17		.83

Class 529-A:	Six months ended 5/31/2009(6)	25.45	.49	2.93	3.42	(.45)	-	(.45)	28.42	13.65	1,429	.87	(7)	.87	(7)	3.96	(7)
	Year ended 11/30/2008	48.46	1.24	(19.76)	(18.52)	(1.15)	(3.34)	(4.49)	25.45	(41.77)	1,235	.80		.77		3.23
	Year ended 11/30/2007	42.75	1.21	7.37	8.58	(1.07)	(1.80)	(2.87)	48.46	21.13	1,791	.80		.76		2.69
	Year ended 11/30/2006	36.93	.93	7.26	8.19	(.93)	(1.44)	(2.37)	42.75	23.33	1,089	.79		.75		2.39
	Year ended 11/30/2005	33.75	.81	3.94	4.75	(.77)	(.80)	(1.57)	36.93	14.68	585	.83		.80		2.33
	Year ended 11/30/2004	28.59	.68	5.48	6.16	(.71)	(.29)	(1.00)	33.75	22.08	272	.86		.85		2.21

Class 529-B:	Six months ended 5/31/2009(6)	25.35	.39	2.92	3.31	(.35)	-	(.35)	28.31	13.20	159	1.71	(7)	1.70	(7)	3.11	(7)
	Year ended 11/30/2008	48.28	.92	(19.70)	(18.78)	(.81)	(3.34)	(4.15)	25.35	(42.26)	140	1.62		1.58		2.41
	Year ended 11/30/2007	42.59	.84	7.37	8.21	(.72)	(1.80)	(2.52)	48.28	20.15	214	1.61		1.58		1.87
	Year ended 11/30/2006	36.80	.60	7.23	7.83	(.60)	(1.44)	(2.04)	42.59	22.25	142	1.64		1.60		1.53
	Year ended 11/30/2005	33.64	.51	3.93	4.44	(.48)	(.80)	(1.28)	36.80	13.71	81	1.70		1.67		1.46
	Year ended 11/30/2004	28.51	.40	5.48	5.88	(.46)	(.29)	(.75)	33.64	21.02	44	1.75		1.74		1.32

Class 529-C:	Six months ended 5/31/2009(6)	25.34	.39	2.92	3.31	(.35)	-	(.35)	28.30	13.21	393	1.70	(7)	1.69	(7)	3.13	(7)
	Year ended 11/30/2008	48.27	.92	(19.69)	(18.77)	(.82)	(3.34)	(4.16)	25.34	(42.27)	342	1.61		1.58		2.42
	Year ended 11/30/2007	42.59	.84	7.36	8.20	(.72)	(1.80)	(2.52)	48.27	20.17	503	1.61		1.57		1.88
	Year ended 11/30/2006	36.80	.60	7.24	7.84	(.61)	(1.44)	(2.05)	42.59	22.27	304	1.63		1.59		1.54
	Year ended 11/30/2005	33.63	.51	3.94	4.45	(.48)	(.80)	(1.28)	36.80	13.73	162	1.69		1.65		1.47
	Year ended 11/30/2004	28.50	.41	5.47	5.88	(.46)	(.29)	(.75)	33.63	21.04	80	1.74		1.73		1.34

Class 529-E:	Six months ended 5/31/2009(6)	$25.41	$.45	$2.93	$3.38	$(.41)	$-	$(.41)	$28.38	13.50	$64	1.19	(7)	1.18	(7)	3.64	(7)
	Year ended 11/30/2008	48.40	1.12	(19.74)	(18.62)	(1.03)	(3.34)	(4.37)	25.41	(41.97)	55	1.11		1.07		2.92
	Year ended 11/30/2007	42.69	1.07	7.38	8.45	(.94)	(1.80)	(2.74)	48.40	20.76	83	1.10		1.07		2.38
	Year ended 11/30/2006	36.89	.81	7.23	8.04	(.80)	(1.44)	(2.24)	42.69	22.92	53	1.11		1.08		2.06
	Year ended 11/30/2005	33.71	.69	3.94	4.63	(.65)	(.80)	(1.45)	36.89	14.31	30	1.17		1.13		1.99
	Year ended 11/30/2004	28.56	.57	5.48	6.05	(.61)	(.29)	(.90)	33.71	21.67	14	1.21		1.20		1.86

Class 529-F-1:	Six months ended 5/31/2009(6)	25.47	.52	2.92	3.44	(.47)	-	(.47)	28.44	13.75	38	.69	%(7)	.68	%(7)	4.16	%(7)
	Year ended 11/30/2008	48.50	1.31	(19.76)	(18.45)	(1.24)	(3.34)	(4.58)	25.47	(41.66)	31	.61		.57		3.44
	Year ended 11/30/2007	42.78	1.31	7.36	8.67	(1.15)	(1.80)	(2.95)	48.50	21.36	43	.60		.57		2.89
	Year ended 11/30/2006	36.95	1.00	7.27	8.27	(1.00)	(1.44)	(2.44)	42.78	23.55	22	.61		.58		2.56
	Year ended 11/30/2005	33.75	.83	3.94	4.77	(.77)	(.80)	(1.57)	36.95	14.74	12	.76		.73		2.40
	Year ended 11/30/2004	28.59	.65	5.49	6.14	(.69)	(.29)	(.98)	33.75	21.98	6	.96		.95		2.12

Class R-1:	Six months ended 5/31/2009(6)	25.31	.41	2.90	3.31	(.36)	-	(.36)	28.26	13.25	162	1.58	(7)	1.57	(7)	3.33	(7)
	Year ended 11/30/2008	48.22	.96	(19.67)	(18.71)	(.86)	(3.34)	(4.20)	25.31	(42.21)	124	1.52		1.48		2.54
	Year ended 11/30/2007	42.55	.87	7.34	8.21	(.74)	(1.80)	(2.54)	48.22	20.20	153	1.56		1.52		1.93
	Year ended 11/30/2006	36.78	.62	7.21	7.83	(.62)	(1.44)	(2.06)	42.55	22.31	86	1.60		1.56		1.58
	Year ended 11/30/2005	33.63	.53	3.93	4.46	(.51)	(.80)	(1.31)	36.78	13.78	44	1.63		1.58		1.54
	Year ended 11/30/2004	28.50	.44	5.48	5.92	(.50)	(.29)	(.79)	33.63	21.18	17	1.67		1.64		1.44

Class R-2:	Six months ended 5/31/2009(6)	25.25	.39	2.89	3.28	(.34)	-	(.34)	28.19	13.20	1,018	1.71	(7)	1.71	(7)	3.16	(7)
	Year ended 11/30/2008	48.11	.93	(19.62)	(18.69)	(.83)	(3.34)	(4.17)	25.25	(42.24)	836	1.59		1.55		2.45
	Year ended 11/30/2007	42.46	.86	7.33	8.19	(.74)	(1.80)	(2.54)	48.11	20.18	1,246	1.59		1.53		1.93
	Year ended 11/30/2006	36.70	.62	7.20	7.82	(.62)	(1.44)	(2.06)	42.46	22.34	793	1.70		1.54		1.59
	Year ended 11/30/2005	33.55	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.70	13.83	437	1.79		1.57		1.56
	Year ended 11/30/2004	28.45	.45	5.45	5.90	(.51)	(.29)	(.80)	33.55	21.15	201	1.93		1.60		1.47

Class R-3:	Six months ended 5/31/2009(6)	25.37	.46	2.92	3.38	(.42)	-	(.42)	28.33	13.54	1,721	1.14	(7)	1.13	(7)	3.74	(7)
	Year ended 11/30/2008	48.32	1.12	(19.70)	(18.58)	(1.03)	(3.34)	(4.37)	25.37	(41.95)	1,397	1.09		1.05		2.95
	Year ended 11/30/2007	42.63	1.07	7.36	8.43	(.94)	(1.80)	(2.74)	48.32	20.77	1,901	1.10		1.07		2.39
	Year ended 11/30/2006	36.83	.80	7.24	8.04	(.80)	(1.44)	(2.24)	42.63	22.86	1,138	1.13		1.09		2.05
	Year ended 11/30/2005	33.67	.69	3.94	4.63	(.67)	(.80)	(1.47)	36.83	14.34	628	1.15		1.12		2.00
	Year ended 11/30/2004	28.53	.57	5.47	6.04	(.61)	(.29)	(.90)	33.67	21.67	285	1.20		1.19		1.87

Class R-4:	Six months ended 5/31/2009(6)	25.46	.50	2.92	3.42	(.45)	-	(.45)	28.43	13.67	1,411	.82	(7)	.82	(7)	4.04	(7)
	Year ended 11/30/2008	48.48	1.23	(19.75)	(18.52)	(1.16)	(3.34)	(4.50)	25.46	(41.77)	1,159	.79		.76		3.25
	Year ended 11/30/2007	42.76	1.21	7.38	8.59	(1.07)	(1.80)	(2.87)	48.48	21.13	1,509	.81		.77		2.69
	Year ended 11/30/2006	36.94	.92	7.26	8.18	(.92)	(1.44)	(2.36)	42.76	23.28	860	.82		.78		2.35
	Year ended 11/30/2005	33.76	.79	3.96	4.75	(.77)	(.80)	(1.57)	36.94	14.68	435	.84		.81		2.29
	Year ended 11/30/2004	28.60	.68	5.49	6.17	(.72)	(.29)	(1.01)	33.76	22.10	182	.85		.84		2.22

Class R-5:	Six months ended 5/31/2009(6)	25.51	.52	2.96	3.48	(.49)	-	(.49)	28.50	13.89	1,532	.52	(7)	.52	(7)	4.21	(7)
	Year ended 11/30/2008	48.58	1.35	(19.80)	(18.45)	(1.28)	(3.34)	(4.62)	25.51	(41.61)	1,399	.50		.46		3.54
	Year ended 11/30/2007	42.84	1.36	7.38	8.74	(1.20)	(1.80)	(3.00)	48.58	21.49	1,921	.50		.47		3.01
	Year ended 11/30/2006	37.01	1.04	7.26	8.30	(1.03)	(1.44)	(2.47)	42.84	23.63	1,023	.52		.48		2.64
	Year ended 11/30/2005	33.81	.91	3.96	4.87	(.87)	(.80)	(1.67)	37.01	15.06	541	.54		.50		2.63
	Year ended 11/30/2004	28.63	.76	5.51	6.27	(.80)	(.29)	(1.09)	33.81	22.49	287	.54		.54		2.48

Class R-6:	Period from 5/1/2009 to 5/31/2009(6)	26.05	.20	2.24	2.44	-	-	-	28.49	9.37	295	.04		.04		.75

	Six months ended May 31,	Year ended November 30
	2009(6)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	18%	37%	30%	30%	26%	21%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended November 30, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.13 and 0.29%, respectively. The impact to the other share classes would have been approximately the same.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008, through May 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2008	Ending account value 5/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,136.72	$4.42	.83%
Class A -- assumed 5% return	1,000.00	1,020.79	4.18	.83
Class B -- actual return	1,000.00	1,132.68	8.61	1.62
Class B -- assumed 5% return	1,000.00	1,016.85	8.15	1.62
Class C -- actual return	1,000.00	1,132.74	8.56	1.61
Class C -- assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class F-1 -- actual return	1,000.00	1,137.06	4.32	.81
Class F-1 -- assumed 5% return	1,000.00	1,020.89	4.08	.81
Class F-2 -- actual return	1,000.00	1,138.35	2.99	.56
Class F-2 -- assumed 5% return	1,000.00	1,022.14	2.82	.56
Class 529-A -- actual return	1,000.00	1,136.54	4.63	.87
Class 529-A -- assumed 5% return	1,000.00	1,020.59	4.38	.87
Class 529-B -- actual return	1,000.00	1,131.98	9.04	1.70
Class 529-B -- assumed 5% return	1,000.00	1,016.45	8.55	1.70
Class 529-C -- actual return	1,000.00	1,132.06	8.98	1.69
Class 529-C -- assumed 5% return	1,000.00	1,016.50	8.50	1.69
Class 529-E -- actual return	1,000.00	1,135.00	6.28	1.18
Class 529-E -- assumed 5% return	1,000.00	1,019.05	5.94	1.18
Class 529-F-1 -- actual return	1,000.00	1,137.49	3.62	.68
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.54	3.43	.68
Class R-1 -- actual return	1,000.00	1,132.52	8.35	1.57
Class R-1 -- assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-2 -- actual return	1,000.00	1,132.03	9.09	1.71
Class R-2 -- assumed 5% return	1,000.00	1,016.40	8.60	1.71
Class R-3 -- actual return	1,000.00	1,135.44	6.02	1.13
Class R-3 -- assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class R-4 -- actual return	1,000.00	1,136.66	4.37	.82
Class R-4 -- assumed 5% return	1,000.00	1,020.84	4.13	.82
Class R-5 -- actual return	1,000.00	1,138.86	2.77	.52
Class R-5 -- assumed 5% return	1,000.00	1,022.34	2.62	.52
Class R-6 -- actual return †	1,000.00	1,093.67	.40	.46
Class R-6 -- assumed 5% return †	1,000.00	1,022.64	2.32	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through May 31, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 182 days.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2009, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

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•Growth-and-income funds
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>Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
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•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
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U.S. Government Securities FundSM

•Tax-exempt bond funds
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•American Funds Target Date Retirement Series®

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ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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Capital World Growth and Income FundSM
Investment portfolio

May 31, 2009
unaudited

Common stocks — 86.82%	Shares	Value (000)

FINANCIALS — 13.27%
Banco Santander, SA1	119,792,431	$1,289,608
HSBC Holdings PLC (United Kingdom)[1]	59,097,339	539,013
HSBC Holdings PLC (Hong Kong)[1]	36,451,400	327,699
Banco Bradesco SA, preferred nominative	35,494,418	547,040
BNP Paribas SA1	7,420,625	515,142
Société Générale[1]	8,753,070	510,474
Prudential PLC[1]	62,677,030	436,871
AXA SA1	21,230,014	396,970
Wells Fargo & Co.	15,000,000	382,500
QBE Insurance Group Ltd.[1]	23,912,889	373,951
Bank of New York Mellon Corp.	9,875,000	274,327
Banco do Brasil SA, ordinary nominative	25,129,500	270,468
Deutsche Bank AG1	3,999,079	268,640
Swire Pacific Ltd., Class A1	22,855,000	229,089
Bank of China Ltd., Class H1	446,214,000	200,927
Sampo Oyj, Class A1	9,845,675	185,711
Sun Hung Kai Properties Ltd.[1]	14,187,000	177,242
Itaú Unibanco Banco Múltiplo SA (ADR)	8,080,041	129,685
Itaú Unibanco Banco Múltiplo SA	1,610,000	26,124
United Overseas Bank Ltd.[1]	14,754,000	145,973
Link REIT[1]	72,165,000	141,949
Kerry Properties Ltd.[1]	32,199,405	139,088
Oversea-Chinese Banking Corp. Ltd.[1]	24,917,000	125,151
Hang Seng Bank Ltd.[1]	8,452,100	121,458
Barclays PLC[1]	24,591,602	118,398
Banco Bilbao Vizcaya Argentaria, SA1	7,679,903	94,584
CapitaMall Trust, units[1]	98,096,700	90,739
UniCredit SpA[1,2]	32,208,301	84,564
Skandinaviska Enskilda Banken AB, Class A1,2	17,905,920	78,898
DBS Group Holdings Ltd[1]	8,187,760	67,053
Erste Bank der oesterreichischen Sparkassen AG1	2,613,645	63,444
JPMorgan Chase & Co.	1,700,000	62,730
DnB NOR ASA[1,2]	7,419,300	62,113
ING Groep NV, depository receipts[1]	5,756,000	61,298
Bank of the Philippine Islands[1]	63,106,890	59,268
Unibail-Rodamco, non-registered shares[1]	350,000	56,246
NIPPONKOA Insurance Co., Ltd.[1]	8,860,000	51,579
Credit Suisse Group AG1	1,000,000	44,713
Zurich Financial Services[1]	230,000	43,030
Kimco Realty Corp.	3,632,329	42,462
China Life Insurance Co. Ltd., Class H1	11,150,000	40,792
Grupo Financiero Banorte, SAB de CV, Series O	17,058,553	40,437
GAGFAH SA1	3,472,754	30,989
Bank of America Corp.	1,928,950	21,739
Australia and New Zealand Banking Group Ltd.[1]	1,540,808	19,792
Admiral Group PLC[1]	1,164,076	16,231
ICICI Bank Ltd.[1]	934,200	14,707
ICICI Bank Ltd. (ADR)	4,000	124
Allied Capital Corp.	3,798,000	11,356
Swedbank AB, Class A1,2	1,167,300	6,996
Kasikornbank PCL, nonvoting depository receipt[1]	3,515,000	5,796
Lloyds Banking Group PLC[1]	2,574,034	2,867
Fortis SA/NV1,2	5,765,000	—
		9,048,045

TELECOMMUNICATION SERVICES — 11.19%
France Télécom SA1	49,131,204	1,199,539
AT&T Inc.	37,771,080	936,345
América Móvil, SAB de CV, Series L (ADR)	17,725,500	679,418
Telefónica, SA1	31,150,000	671,889
Verizon Communications Inc.	20,591,400	602,504
Singapore Telecommunications Ltd.[1]	185,204,810	387,440
Koninklijke KPN NV1	28,141,485	369,675
Vodafone Group PLC[1]	183,215,328	344,344
Telekom Austria AG, non-registered shares[1]	17,909,470	276,201
Philippine Long Distance Telephone Co.[1]	3,755,560	177,622
Philippine Long Distance Telephone Co. (ADR)	1,650,000	78,210
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	281,089,000	204,403
Belgacom SA1	5,399,906	169,467
Telekomunikacja Polska SA1,2	31,729,100	166,507
Qwest Communications International Inc.	34,599,000	150,852
Turkcell Iletisim Hizmetleri AS1	24,267,000	129,949
Teléfonos de México, SAB de CV, Class L (ADR)	7,374,900	122,497
Taiwan Mobile Co., Ltd.[1]	62,519,050	111,075
Türk Telekomünikasyon AS, Class D1	39,150,000	109,381
Chunghwa Telecom Co., Ltd.[1]	56,702,999	107,991
CenturyTel, Inc.	3,325,626	102,596
OJSC Mobile TeleSystems (ADR)	2,313,137	95,972
Telecom Italia SpA, nonvoting[1]	86,130,914	87,999
Far EasTone Telecommunications Co., Ltd.[1]	70,044,881	80,842
Advanced Info Service PCL[1]	25,877,600	61,243
NTT DoCoMo, Inc.[1]	38,700	57,712
Telmex Internacional, SAB de CV, Class L (ADR)	3,545,500	39,887
Embarq Corp.	550,000	23,111
MTN Group Ltd.[1]	1,527,205	22,365
Orascom Telecom Holding SAE (GDR)[1]	712,205	21,264
China Mobile Ltd.[1]	1,608,000	15,755
Magyar Telekom Telecommunications PLC[1]	5,243,600	15,589
Globe Telecom, Inc.[1]	320,880	6,230
		7,625,874

CONSUMER DISCRETIONARY — 9.03%
Cie. Générale des Établissements Michelin, Class B1	8,240,099	500,416
OPAP SA1	14,822,910	457,300
Daimler AG1	12,102,500	443,207
Industria de Diseño Textil, SA1	9,807,876	441,989
Vivendi SA1	14,965,100	394,496
Honda Motor Co., Ltd.[1]	10,869,300	314,756
H & M Hennes & Mauritz AB, Class B1	6,371,875	303,280
Esprit Holdings Ltd.[1]	46,104,500	293,887
Toyota Motor Corp.[1]	7,319,000	292,492
Li & Fung Ltd.[1]	91,813,000	247,042
British Sky Broadcasting Group PLC[1]	31,244,401	225,121
Expedia, Inc.[2]	12,505,600	216,472
Renault SA1,2	5,304,131	206,385
Marks and Spencer Group PLC[1]	39,070,374	179,563
Johnson Controls, Inc.	8,240,000	164,223
McDonald’s Corp.	2,500,000	147,475
Lowe’s Companies, Inc.	6,750,000	128,317
Target Corp.	2,920,000	114,756
Sherwin-Williams Co.	1,945,000	102,696
Home Depot, Inc.	4,000,000	92,640
adidas AG1	2,225,000	81,296
Time Warner Inc.	3,333,333	78,067
Staples, Inc.	3,500,000	71,575
Swatch Group Ltd, non-registered shares[1]	297,300	49,514
Swatch Group Ltd[1]	521,655	18,041
Whirlpool Corp.	1,563,730	65,896
Fiat SpA[1,2]	5,750,000	61,177
Billabong International Ltd.[1]	9,133,367	57,725
YUM! Brands, Inc.	1,590,000	55,062
Kesa Electricals PLC[1,3]	26,593,098	52,086
Carnival Corp., units	2,000,000	50,880
Tiffany & Co.	1,720,100	48,799
Kingfisher PLC[1]	16,730,999	48,239
News Corp., Class A	3,730,258	36,482
Aristocrat Leisure Ltd.[1]	8,517,734	24,798
Limited Brands, Inc.	1,500,000	18,765
Fairfax Media Ltd.[1]	18,000,000	16,644
Mattel, Inc.	1,000,000	15,610
KB Home	1,000,000	15,000
D.R. Horton, Inc.	1,500,000	13,815
DSG international PLC[1]	23,188,757	8,887
		6,154,871

HEALTH CARE — 8.90%
Roche Holding AG1	9,004,516	1,227,735
Bayer AG, non-registered shares[1]	20,319,000	1,155,279
Novartis AG1	24,660,000	985,107
Merck & Co., Inc.	21,684,400	598,056
Schering-Plough Corp.	15,000,000	366,000
Lonza Group Ltd.[1]	2,309,299	238,569
Merck KGaA[1]	2,040,151	196,153
Johnson & Johnson	3,177,000	175,243
Abbott Laboratories	3,870,000	174,382
Novo Nordisk A/S, Class B1	2,797,932	145,498
Pfizer Inc	8,350,000	126,836
UCB SA1	3,510,000	116,642
Fresenius Medical Care AG & Co. KGaA[1]	2,525,000	105,674
Medtronic, Inc.	2,843,800	97,685
AstraZeneca PLC (Sweden)[1]	2,000,000	84,247
Eli Lilly and Co.	2,000,000	69,140
Cochlear Ltd.[1]	1,465,723	63,972
Bristol-Myers Squibb Co.	3,000,000	59,760
Nobel Biocare Holding AG1	2,083,000	48,288
Orion Oyj, Class B1	2,024,201	32,936
		6,067,202

INFORMATION TECHNOLOGY — 8.01%
Microsoft Corp.	51,720,000	1,080,431
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	380,482,749	713,529
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,930,929	239,924
Mediatek Incorporation[1]	46,957,100	583,038
Canon, Inc.[1]	11,545,000	382,374
Automatic Data Processing, Inc.	8,865,000	336,959
Oracle Corp.	13,475,000	263,975
Redecard SA, ordinary nominative	15,508,900	226,875
Delta Electronics, Inc.[1]	80,307,765	186,983
HOYA CORP.[1]	8,438,000	176,347
Nintendo Co., Ltd.[1]	577,200	156,432
HTC Corp.[1]	9,340,500	150,274
Siliconware Precision Industries Co., Ltd.[1]	84,438,000	111,233
Accenture Ltd, Class A	3,525,000	105,503
Murata Manufacturing Co., Ltd.[1]	2,248,000	95,929
Nokia Corp. (ADR)	4,169,800	63,798
Nokia Corp.[1]	1,971,000	30,143
QUALCOMM Inc.	2,030,000	88,488
Google Inc., Class A2	210,000	87,618
Intel Corp.	5,000,000	78,600
Yahoo! Inc.[2]	4,156,000	65,831
Acer Inc.[1]	34,595,338	63,068
Analog Devices, Inc.	1,563,700	38,170
Ibiden Co., Ltd.[1]	1,200,000	34,423
Microchip Technology Inc.	1,340,000	28,904
International Business Machines Corp.	220,000	23,382
SAP AG1	495,847	21,315
Advanced Semiconductor Engineering, Inc.[1]	18,981,000	11,879
Seagate Technology	800,000	6,968
Hewlett-Packard Co.	200,000	6,870
Lite-On Technology Corp.[1]	13,710	12
		5,459,275

UTILITIES — 7.83%
GDF Suez[1]	28,418,870	1,118,713
RWE AG1	13,349,721	1,108,525
Fortum Oyj[1]	22,138,000	543,102
E.ON AG1	14,013,142	494,731
Public Service Enterprise Group Inc.	13,718,000	437,193
NTPC Ltd.[1]	49,619,270	227,039
Cia. Energética de Minas Gerais — Cemig, preferred nominative	14,802,676	199,452
Electricité de France SA1	3,713,093	194,395
SUEZ Environnement Co.[1]	9,660,419	175,358
PPL Corp.	4,960,000	161,051
FirstEnergy Corp.	4,242,900	160,339
Exelon Corp.	3,000,000	144,030
Dominion Resources, Inc.	4,456,422	141,670
Veolia Environnement[1]	4,070,843	120,110
Hongkong Electric Holdings Ltd.[1]	21,096,500	113,568
		5,339,276

INDUSTRIALS — 7.32%
AB Volvo, Class B1	86,870,700	558,890
Siemens AG1	6,784,992	494,831
United Parcel Service, Inc., Class B	7,610,100	389,181
General Electric Co.	24,195,000	326,149
PACCAR Inc	8,520,000	254,322
Air France[1,3]	14,929,220	238,050
Scania AB, Class B1	21,500,000	216,901
United Technologies Corp.	3,900,000	205,179
Burlington Northern Santa Fe Corp.	2,401,000	173,928
Ryanair Holdings PLC (ADR)[2]	4,900,000	142,688
Eaton Corp.	3,255,000	141,592
Singapore Technologies Engineering Ltd.[1]	87,590,000	141,521
Schneider Electric SA1	1,778,078	133,568
Sandvik AB1	15,785,800	130,070
CSX Corp.	4,050,000	128,628
Deutsche Post AG1	9,305,000	128,529
ComfortDelGro Corp. Ltd.[1,3]	135,100,000	121,223
Macquarie Airports[1]	59,274,681	99,795
Robert Half International Inc.	4,600,000	98,394
Deutsche Lufthansa AG1	7,000,000	96,823
SGS SA1	73,727	92,206
MAN AG1	1,385,000	84,526
Qantas Airways Ltd.[1]	54,288,228	83,349
Lockheed Martin Corp.	950,000	79,449
Northrop Grumman Corp.	1,500,000	71,430
ASSA ABLOY AB, Class B1	4,720,000	62,111
Geberit AG1	500,000	61,670
Jiangsu Expressway Co. Ltd., Class H1	79,422,000	55,365
Finmeccanica SpA[1]	2,740,000	38,754
Ellaktor SA1	4,795,000	38,685
Singapore Post Private Ltd.[1]	43,500,000	25,615
Metso Oyj[1]	1,035,000	19,876
Tyco International Ltd.	693,750	19,154
SembCorp Industries Ltd[1]	8,378,000	18,075
Union Pacific Corp.	212,900	10,490
Vallourec SA1	74,000	9,336
Contax Participações SA, ordinary nominative	38,106	1,026
		4,991,379

CONSUMER STAPLES — 7.01%
Philip Morris International Inc.	19,808,086	844,617
Coca-Cola Co.	12,783,000	628,412
Nestlé SA1	10,407,462	377,873
Anheuser-Busch InBev NV 1	10,562,606	372,781
Anheuser-Busch InBev NV 1,2	3,247,475	9
Procter & Gamble Co.	6,250,000	324,625
PepsiCo, Inc.	5,410,000	281,591
Diageo PLC[1]	16,191,456	220,744
Tesco PLC[1]	34,972,000	206,948
Pernod Ricard Co.[1]	3,294,115	205,575
Reynolds American Inc.	4,470,282	178,677
Groupe Danone SA1	3,395,254	168,924
Tingyi (Cayman Islands) Holding Corp.[1]	86,020,000	128,872
Avon Products, Inc.	4,800,000	127,488
Kellogg Co.	2,468,400	106,758
SABMiller PLC[1]	4,890,000	100,227
L’Oréal SA1	1,258,008	99,314
Kraft Foods Inc., Class A	3,000,000	78,330
Kimberly-Clark Corp.	1,500,000	77,835
Imperial Tobacco Group PLC[1]	2,000,000	51,915
Altria Group, Inc.	2,994,000	51,167
Shoppers Drug Mart Corp.	1,185,000	48,085
Koninklijke Ahold NV1	3,400,597	41,177
Colgate-Palmolive Co.	310,000	20,445
Molson Coors Brewing Co., Class B	460,000	20,235
H.J. Heinz Co.	353,000	12,913
Sara Lee Corp.	703,224	6,322
		4,781,859

ENERGY — 6.57%
Royal Dutch Shell PLC, Class B1	13,988,849	379,899
Royal Dutch Shell PLC, Class A1	7,850,000	210,540
Royal Dutch Shell PLC, Class A (ADR)	3,754,000	202,378
Royal Dutch Shell PLC, Class B (ADR)	689,599	37,638
Woodside Petroleum Ltd.[1]	16,636,018	579,537
Eni SpA[1]	23,038,000	556,870
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	11,513,400	402,624
TOTAL SA1	6,464,000	373,603
OAO Gazprom (ADR)[1]	15,752,000	370,013
ConocoPhillips	5,425,523	248,706
Sasol Ltd.[1]	6,153,000	233,658
China National Offshore Oil Corp.[1]	149,054,900	197,054
Canadian Oil Sands Trust	5,257,800	134,667
Canadian Oil Sands Trust[4]	1,100,000	28,174
Husky Energy Inc.	3,456,000	105,937
PetroChina Co. Ltd., Class H1	76,850,000	88,530
OAO LUKOIL (ADR)[1]	1,400,000	75,738
Canadian Natural Resources, Ltd.	1,040,000	61,561
Motor Oil (Hellas) Corinth Refineries SA1	3,796,389	48,712
Marathon Oil Corp.	1,340,000	42,719
Schlumberger Ltd.	700,000	40,061
Chevron Corp.	550,000	36,669
StatoilHydro ASA[1]	858,895	18,055
Diamond Offshore Drilling, Inc.	43,400	3,658
		4,477,001

MATERIALS — 3.58%
Linde AG1	5,619,800	468,757
Syngenta AG1	1,426,000	346,860
Akzo Nobel NV1	7,129,000	331,766
CRH PLC[1]	6,854,255	162,100
BASF SE1	3,583,000	151,085
Rautaruukki Oyj[1]	4,696,570	106,640
Koninklijke DSM NV1	2,644,500	92,150
Israel Chemicals Ltd.[1]	8,000,000	90,394
Shin-Etsu Chemical Co., Ltd.[1]	1,522,600	79,696
Dow Chemical Co.	4,000,000	70,720
POSCO[1]	211,230	70,701
James Hardie Industries NV1,2	18,267,049	63,737
Holcim Ltd.[1,2]	1,050,000	55,761
ArcelorMittal[1]	1,632,654	54,320
OneSteel Ltd.[1]	23,247,000	50,912
Weyerhaeuser Co.	1,375,000	46,172
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	2,062,750	41,444
voestalpine AG1	1,397,000	40,244
Makhteshim-Agan Industries Ltd.[1]	5,235,000	30,158
Packaging Corp. of America	1,800,000	29,016
Impala Platinum Holdings Ltd.[1]	1,035,000	25,264
JSC Uralkali (GDR)[1]	905,000	17,221
OAO Severstal (GDR)[1]	2,043,382	11,677
China Steel Corp.[1]	2,124,362	1,816
		2,438,611

MISCELLANEOUS — 4.11%
Other common stocks in initial period of acquisition		2,799,689

Total common stocks (cost: $65,098,216,000)		59,183,082

Preferred stocks — 0.19%

FINANCIALS — 0.19%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%[5,6]	95,000,000	115,217
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[6]	14,250,000	5,330
Wachovia Capital Trust III 5.80%[6]	8,675,000	5,294
BAC Capital Trust XIII 1.72%[6]	5,825,000	2,233

Total preferred stocks (cost: $104,462,000)		128,074

Rights — 0.01%

FINANCIALS — 0.01%
Lloyds Banking Group PLC, rights, expire 2009[1,2]	5,539,190	2,644

CONSUMER DISCRETIONARY — 0.00%
DSG international PLC, rights, expire 2009[1,2]	16,563,397	2,537

Total rights (cost: $16,018,000)		5,181

	Shares or
Convertible securities — 0.28%	principal amount

CONSUMER DISCRETIONARY — 0.18%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	5,559,555	112,859
Johnson Controls, Inc. 11.50% convertible preferred 2012, units[2]	92,500	9,236
		122,095

FINANCIALS — 0.10%
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[1]	1,275,000	65,672
IMMOFINANZ AG 2.75% convertible notes 2014	€9,800,000	4,798
		70,470

Total convertible securities (cost: $309,294,000)		192,565

	Principal amount	Value
Bonds & notes — 0.84%	(000)	(000)

FINANCIALS — 0.23%
Simon Property Group, LP 5.60% 2011	$8,750	$8,677
Simon Property Group, LP 5.00% 2012	7,510	7,284
Simon Property Group, LP 5.25% 2016	7,075	6,133
Simon Property Group, LP 6.10% 2016	1,725	1,606
Simon Property Group, LP 5.875% 2017	330	295
Simon Property Group, LP 6.125% 2018	1,780	1,595
Simon Property Group, LP 10.35% 2019	11,635	13,125
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	10,000	9,760
Westfield Group 5.40% 2012[5]	1,275	1,224
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	13,670	12,293
Westfield Group 5.70% 2016[5]	1,065	928
Westfield Group 7.125% 2018[5]	8,895	8,352
SB Capital SA 5.93% 2011	7,000	7,000
SB Capital SA 6.48% 2013	21,600	20,978
ERP Operating LP 6.625% 2012	500	506
ERP Operating LP 5.20% 2013	2,500	2,408
ERP Operating LP 5.25% 2014	9,508	8,655
ERP Operating LP 5.125% 2016	6,356	5,643
ERP Operating LP 5.375% 2016	1,020	911
ERP Operating LP 5.75% 2017	3,935	3,512
Lloyds Banking Group PLC 6.657% preference shares (undated)[5,6]	30,300	11,987
Wells Fargo & Co. 7.98% (undated)[6]	9,760	7,624
Standard Chartered Bank 6.40% 2017[5]	8,451	7,208
AXA SA 8.60% 2030	8,000	6,839
ProLogis 5.625% 2016	1,160	877
ProLogis 5.75% 2016	585	449
ProLogis 6.625% 2018	2,135	1,672
Capital One Financial Corp. 6.15% 2016	25	21
Capital One Capital III 7.686% 2036[6]	165	111
		157,673

CONSUMER DISCRETIONARY — 0.17%
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,435	5,468
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	53,904	54,379
DaimlerChrysler North America Holding Corp. 5.875% 2011	19,850	20,104
DaimlerChrysler North America Holding Corp. 6.50% 2013	23,675	23,733
Marks and Spencer Group PLC 6.25% 2017[5]	100	83
Marks and Spencer Group PLC 7.125% 2037[5]	15,550	10,764
Delphi Automotive Systems Corp. 6.55% 2006[7]	14,955	224
		114,755

TELECOMMUNICATION SERVICES — 0.16%
Nextel Communications, Inc., Series F, 5.95% 2014	25,700	20,432
Nextel Communications, Inc., Series D, 7.375% 2015	19,650	15,671
Open Joint Stock Co. Vimpel Communications 8.375% 2011	2,500	2,406
VIP Finance Ireland Ltd. 8.375% 2013	12,605	11,595
Open Joint Stock Co. Vimpel Communications 9.125% 2018	18,280	15,492
Telecom Italia Capital SA, Series B, 5.25% 2013	12,850	12,501
Telecom Italia Capital SA 4.95% 2014	12,050	11,452
OJSC Mobile TeleSystems 8.375% 2010	23,096	23,442
		112,991

CONSUMER STAPLES — 0.12%
Altria Group, Inc. 9.70% 2018	6,230	7,102
Altria Group, Inc. 9.25% 2019	57,265	63,458
British American Tobacco International Finance PLC 8.125% 2013[5]	9,000	9,809
		80,369

ENERGY — 0.08%
Gaz Capital SA, Series 13, 6.605% 2018	€6,133	$7,164
Gaz Capital SA 8.146% 2018	$19,330	17,710
Gaz Capital SA, Series 9, 6.51% 2022	6,603	4,952
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	6,737	6,703
Gaz Capital SA 7.288% 2037	19,430	14,524
Husky Energy Inc. 5.90% 2014	490	502
Husky Energy Inc. 7.25% 2019	390	408
		51,963

UTILITIES — 0.04%
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	23,600	14,101
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	16,400	9,799
Progress Energy, Inc. 7.05% 2019	2,000	2,147
		26,047

MORTGAGE-BACKED OBLIGATIONS[8] — 0.03%
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.91% 2036[6]	22,798	12,033
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.659% 2036[6]	14,214	7,292
		19,325

MATERIALS — 0.01%
ArcelorMittal 9.85% 2019	8,000	8,229

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.00%
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.884% 2016[6]	€6,300	3,201

Total bonds & notes (cost: $540,391,000)		574,553

Short-term securities — 10.23%

Freddie Mac 0.16%–1.00% due 6/15/2009–2/5/2010	$1,505,841	1,504,392
U.S. Treasury Bills 0.17%–0.67% due 6/11–11/19/2009	1,429,720	1,429,043
Federal Home Loan Bank 0.17%–0.98% due 6/10/2009–2/1/2010	927,800	926,878
Fannie Mae 0.15%–0.70% due 6/2–11/16/2009	729,890	729,479
Caisse d’Amortissement de la Dette Sociale 0.45%–0.82% due 6/4–8/21/2009	293,300	293,215
General Electric Capital Corp., FDIC insured, 0.24%–0.25% due 6/16–8/12/2009	200,000	199,958
Canada Bills 0.17%–0.40% due 6/5–10/20/2009	176,700	176,591
Denmark (Kingdom of) 0.27%–0.33% due 7/2–7/6/2009	170,000	169,956
International Bank for Reconstruction and Development 0.38%–0.48% due 6/15–9/22/2009	161,100	160,975
British Columbia (Province of) 0.27%–0.53% due 6/26–9/21/2009	160,200	160,149
KfW 0.32%–0.37% due 7/1–9/9/2009[5]	127,300	127,263
BNP Paribas Finance Inc. 0.37%–0.61% due 6/3–7/13/2009	125,000	124,959
Bank of Nova Scotia 0.44% due 6/23/2009	100,000	99,955
ING (U.S.) Funding LLC 0.55% due 6/25/2009	100,000	99,950
Alcon Capital Corp. 0.15%–0.17% due 6/1–7/8/2009[5]	52,800	52,795
Nestlé Capital Corp. 0.22% due 8/13/2009[5]	36,400	36,388
Unilever Capital Corp. 0.21%–0.22% due 6/30–8/31/2009[5]	83,000	82,962
Total Capital SA 0.39% due 6/9–6/10/2009[5]	78,400	78,389
Société Générale North America, Inc. 0.21%–0.80% due 6/1–7/17/2009	64,200	64,161
Abbott Laboratories 0.22% due 6/5–7/29/2009[5]	50,200	50,194
Siemens Capital Co. LLC 0.20% due 6/11/2009[5]	50,000	49,997
Calyon North America Inc. 0.40%–0.72% due 6/10–7/2/2009	50,000	49,985
National Australia Funding (Delaware) Inc. 0.475% due 7/27/2009[5]	50,000	49,977
State Street Corp., FDIC insured, 0.70% due 9/4/2009	50,000	49,969
Private Export Funding Corp. 0.30% due 9/9/2009[5]	50,000	49,957
Bank of America Corp., FDIC insured, 0.27% due 6/30/2009	30,000	29,993
Old Line Funding, LLC 0.28% due 6/8/2009[5]	25,000	24,998
Shell International Finance BV 0.40% due 6/24/2009[5]	25,000	24,996
Jupiter Securitization Co., LLC 0.30% due 7/7/2009[5]	24,500	24,492
Kimberly-Clark Worldwide Inc. 0.21% due 7/16/2009[5]	21,400	21,393
Coca-Cola Co. 0.30% due 7/10/2009[5]	16,200	16,195
CBA (Delaware) Finance Inc. 0.50% due 6/9/2009	15,500	15,497

Total short-term securities (cost: $6,972,613,000)		6,975,101

Total investment securities (cost: $73,040,994,000)		67,058,556
Other assets less liabilities		1,113,404

Net assets		$68,171,960

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1] Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $40,744,450,000, which represented 59.77% of the net assets of the fund. This amount includes $40,506,066,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2] Security did not produce income during the last 12 months.
[3] Represents an affiliated company as defined under the Investment Company Act of 1940.

[4] Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 2/28/2003 at a cost of $5,113,000) may be subject to legal or contractual restrictions on resale.

[5] Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $877,621,000, which represented 1.29% of the net assets of the fund.

[6] Coupon rate may change periodically.
[7] Scheduled interest and/or principal payment was not received.
[8] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-933-0709O-S21419

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 7, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 7, 2009